Financial instruments and financial risk factors - Schedule of timing of cash outflows (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 19, 2021	Dec. 31, 2020	Dec. 31, 2019
Euro and sterling bonds
Disclosure of detailed information about financial instruments [line items]
Repayments of bonds, notes and debentures		$ 4,000	$ 0
Subsequent Event | Euro and sterling bonds
Disclosure of detailed information about financial instruments [line items]
Repayments of bonds, notes and debentures	$ 1,900
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		48,264	59,662
Trade and other payables | Gulf of Mexico Oil Spill
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		14,569	16,129
Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		5,502	6,062
Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		69,305	65,353
Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		10,034	9,420
Later than one year [member] | Trade and other payables | Gulf of Mexico Oil Spill
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		13,160	14,501
Within one year | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		33,290	43,699
Within one year | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		4,650	5,066
Within one year | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		9,119	10,065
Within one year | Finance debt | Subsequent Event | Euro and sterling bonds
Disclosure of detailed information about financial instruments [line items]
Repayments of bonds, notes and debentures	$ 1,900
Within one year | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1,778	2,037
1 to 2 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1,728	1,937
1 to 2 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		157	261
1 to 2 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		6,292	6,726
1 to 2 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1,477	1,641
2 to 3 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1,590	1,465
2 to 3 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		184	146
2 to 3 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		7,031	7,949
2 to 3 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1,305	1,409
3 to 4 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1,332	1,409
3 to 4 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		87	181
3 to 4 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		8,047	7,022
3 to 4 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1,110	1,172
4 to 5 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1,335	1,332
4 to 5 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		217	108
4 to 5 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		6,652	7,554
4 to 5 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		919	942
5 to 10 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		4,570	5,863
5 to 10 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		108	231
5 to 10 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		22,156	23,540
5 to 10 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		2,408	1,970
Over 10 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		4,419	3,957
Over 10 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		99	69
Over 10 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		10,008	2,497
Over 10 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 1,037	$ 249